TAMARACK FUNDS

                       TAMARACK ENTERPRISE SMALL CAP FUND

                        SUPPLEMENT DATED JANUARY 28, 2006
                TO THE CLASS I PROSPECTUS DATED JANUARY 28, 2006,
                   AND THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 28, 2006

                      Class I shares of Tamarack Enterprise
                   Small Cap Fund are not currently available.















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